Note 5 - Long Term Deposits	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Other Assets Disclosure [Text Block]	NOTE 5: LONG TERM DEPOSITS Long term deposits consisted of rental deposits for month-to-month shared office lease. The balances as of December 31, 2023 and 2022 were $nil and $52, respectively.